CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (17,202)	$ (13,846)	$ (13,836)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	205	148	115
Share-based compensation	491	408	516
Financial expenses (income), net	0	7	40
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	(549)	106	(420)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	362	(317)	503
Increase in employees and payroll accruals	451	409	242
Decrease in royalties provision	(22)	(28)	(3)
Net cash used in operating activities	(16,264)	(13,113)	(12,843)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,006)	(379)	(167)
Proceeds from (Investment in) short-term bank and other deposits	(15,000)	(10,072)	5,612
Net cash provided by (used in) investing activities	(16,006)	(10,451)	5,445
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares, net of issuance expenses	19,219	0	0
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses	31,801	10,139	6,511
Options Exercise	4	0	0
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses	0	8,712	0
Issuance of ordinary shares in the private placement, net of issuance expenses	0	4,731	0
Net cash provided by financing activities	51,024	23,582	6,511
Net increase (decrease) in cash, cash equivalents and restricted cash	18,754	18	(887)
Cash, cash equivalents and restricted cash at the beginning of the year	8,053	8,035	8,922
Cash, cash equivalents and restricted cash at the end of the year	26,807	8,053	8,035
Supplemental disclosure of non-cash flow information
Purchase of property and equipment	161	45	32
Recognition of operating leases and operating lease liabilities from adoption of ASU 2016-02	0	0	369
Assets acquired under operating leases	1,048	151	223
Supplemental disclosure of cash flow information
Cash paid for taxes	33	5	15
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET
Cash and Cash equivalents	26,457	7,703	7,685
Restricted cash included current assets	350	350	350
Total cash, cash equivalents, and restricted cash	$ 26,807	$ 8,053	$ 8,035